EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2019
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Employee costs	$605.2	$582.2	$572.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(206.6)	(197.0)	(185.8)
	398.6	385.2	386.4
Purchase of goods and services:
Royalties and rights	397.8	427.2	421.7
Cost of products sold	368.6	335.7	317.8
Service contracts	102.4	99.3	118.0
Marketing and distribution expenses	68.6	62.6	62.2
Other	337.3	352.1	383.7
	1,274.7	1,276.9	1,303.4
	$1,673.3	$1,662.1	$1,689.8